                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 660 Madison Avenue - 18th Floor
         New York, NY 10021

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    11/14/00
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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    [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      130

Form 13F Information Table Value Total:      $876,407,653

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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

                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            September 30, 2000
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----
Ace Ltd.                 Common         G0070K103 $15,366,375   391,500    S       Sole      None          Sole
Adolph Coors Co.         Common         217016104  $6,223,969    98,500    S       Sole      None          Sole
Affiliated Managers
  Group Inc              Common         008252108    $854,062    15,000    S       Sole      None          Sole
Aflac Inc.               Common         001055102 $12,812,500   200,000    S       Sole      None          Sole
Allamerica Financial
  Corp.                  Common         019754100  $8,343,844   130,000    S       Sole      None          Sole
Alliance Capital
  Management             Common         01855A101  $2,005,000    40,000    S       Sole      None          Sole
Ambac Financial Group
  Inc                    Common         023139108 $32,977,150   450,200    S       Sole      None          Sole
AmeriTrade Holding Corp. Common         03072H109    $426,000    24,000    S       Sole      None          Sole
American Eagle Outfiters Common         02553E106    $343,350    10,900    S       Sole      None          Sole
American General Corp.   Common         026351106  $7,878,000   101,000    S       Sole      None          Sole
American International
  Group Inc.             Common         026874107 $12,946,519   135,300    S       Sole      None          Sole
Americredit Corp.        Common         03060R101  $4,990,325   173,200    S       Sole      None          Sole
Arthur J Gallagher and
    Co                   Common         363576109 $17,974,000   304,000    S       Sole      None          Sole
Associates First Capital
   Corp.                 Common         046008108  $9,823,000   258,500    S       Sole      None          Sole
Avon Products Inc.       Common         054303102  $4,087,500   100,000    S       Sole      None          Sole
BB & T Corp.             Common         054937107  $1,265,250    42,000    S       Sole      None          Sole
Bank One Corp.           Common         06423A103 $42,062,625 1,089,000    S       Sole      None          Sole
Bank of America Corp.    Common         060505104  $1,571,250    30,000    S       Sole      None          Sole
Bank of New York         Common         064057102  $2,164,012    38,600    S       Sole      None          Sole
Beazer Homes USA Inc.    Common         07556Q105  $2,289,000    84,000    S       Sole      None          Sole
Bed Bath & Beyond Inc.   Common         075896100  $7,073,281   290,000    S       Sole      None          Sole
Berkshire Hathaway Inc.  Common         084670108  $24,085,600       374    S       Sole      None          Sole
Boston Private Financial
   Holdings Inc.         Common         101119105  $1,339,800    81,200    S       Sole      None          Sole
Brinker International
  Inc.                   Common         109641100   $6,434,700   213,600    S       Sole      None          Sole
CEC Entertainment Inc.   Common         125137109    $640,000    20,000    S       Sole      None          Sole
Chubb Corp.              Common         171232101 $17,977,200   227,200    S       Sole      None          Sole
Columbia Sportswear
  Company                Common         198516106  $3,009,400    65,600    S       Sole      None          Sole
Commerce Bancorp Inc. NJ Common         200519106  $2,909,375    50,000    S       Sole      None          Sole
Cone Mills Corp.         Common         206814105    $382,500    85,000    S       Sole      None          Sole
Connetics Corp.          Common         208192104  $4,709,200   195,200    S       Sole      None          Sole


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

Costco Companies Inc     Common         22160K105  $4,195,994   120,100    S       Sole      None          Sole
CuraGen Corporation      Common         23126R101    $905,781    17,000    S       Sole      None          Sole
DR Horton Inc.           Common         23331A109  $4,042,981   235,228    S       Sole      None          Sole
Dime Bancorp Inc.        Common         25429Q102 $16,568,625   768,400    S       Sole      None          Sole
Downey Financial Corp.   Common         261018105  $2,251,500    57,000    S       Sole      None          Sole
Dynamic Digital Depth    Common         26784W106    $280,612    93,800    S       Sole      None          Sole
Everest Reinsurance
 Holdings                Common         G3223R108 $25,066,800   506,400    S       Sole      None          Sole
Federal National
  Mortgage Assn.         Common         313586109 $25,096,500   351,000    S       Sole      None          Sole
Federated Investors
  Inc                    Common         314211103  $1,732,500    70,000    S       Sole      None          Sole
Fifth Third Bancorp      Common         316773100  $3,728,743    69,211    S       Sole      None          Sole
First American Financial
   Corp.                 Common         318522307  $3,780,462   181,100    S       Sole      None          Sole
FirstFed Financial Corp  Common         337907109  $7,484,200   325,400    S       Sole      None          Sole
Firstar Corp.            Common         33763V109    $525,812    23,500    S       Sole      None          Sole
Freddie Mac              Common         313400301 $57,062,969 1,055,500    S       Sole      None          Sole
Gemstar - TV Guide Intl.
   Inc.                  Common         36866W106  $4,402,969    50,500    S       Sole      None          Sole
Golden State Bancorp     Common         381197102  $2,331,787    98,700    S       Sole      None          Sole
Golden West Financial
  Corp.                  Common         381317106 $18,532,800   345,600    S       Sole      None          Sole
Goldman Sachs Group Inc. Common         38141G104    $626,656     5,500    S       Sole      None          Sole
Guitar Center Inc.       Common         402040109    $560,219    45,500    S       Sole      None          Sole
HCC Insurance Holdings
  Inc.                   Common         404132102    $507,812    25,000    S       Sole      None          Sole
Hartford Financial
  Services Group         Common         416515104  $7,293,750   100,000    S       Sole      None          Sole
Haven Bancorp Inc.       Common         419352109    $425,937    14,500    S       Sole      None          Sole
Heller Financial Inc.    Common         423328103  $3,447,494   120,700    S       Sole      None          Sole
Hillenbrand Industries   Common         431573104  $1,118,750    25,000    S       Sole      None          Sole
Humana Inc               Common         444859102    $430,000    40,000    S       Sole      None          Sole
IndyMac Bancorp Inc.     Common         456607100  $3,187,187   155,000    S       Sole      None          Sole
Interface Inc.           Common         458665106  $5,629,922   706,500    S       Sole      None          Sole
Intertan Inc.            Common         461120107  $4,611,337   319,400    S       Sole      None          Sole
Intimate Brands Inc.     Common         461156101 $12,922,406   691,500    S       Sole      None          Sole
J.Jill Group Inc.        Common         466189107  $1,068,625    83,000    S       Sole      None          Sole
JP Morgan and Co Inc.    Common         616880100  $2,450,625    15,000    S       Sole      None          Sole
John Hancock Financial
   Services              Common         41014S106  $8,223,750   306,000    S       Sole      None          Sole
Jones Apparel Group Inc. Common         480074103 $19,719,975   744,150    S       Sole      None          Sole
Kaufman and Broad Home
  Corp                   Common         486168107  $6,486,550   240,800    S       Sole      None          Sole
Krispy Kreme Doughnuts
  Inc                    Common         501014104  $2,428,750    29,000    S       Sole      None          Sole
LaBranche and Co Inc     Common         505447102    $667,500    20,000    S       Sole      None          Sole
Lehman Brothers Holdings Common         524908100  $2,216,250    15,000    S       Sole      None          Sole
Limited Inc.             Common         532716107  $8,858,094   401,500    S       Sole      None          Sole
Linens and Things Inc.   Common         535679104 $10,669,200   418,400    S       Sole      None          Sole
Lockhead Martin Corp     Common         539830109  $1,236,000    37,500    S       Sole      None          Sole


                                5




MBIA Inc.                Common         55262C100  $8,570,562   120,500    S       Sole      None          Sole
MDC Holdings Inc.        Common         552676108  $2,841,800   109,300    S       Sole      None          Sole
MGIC Investment Corp.    Common         552848103  $9,865,575   161,400    S       Sole      None          Sole
MGM Grand Inc.           Common         552953101  $6,041,262   158,200    S       Sole      None          Sole
MI Schottenstein Homes
  Inc.                   Common         55305B101    $393,237    19,300    S       Sole      None          Sole
Maximus Capital
  Holdings, LTD          Common         577991102  $2,000,250   133,350    S       Sole      None          Sole
Maxwell Shoe Company
  Inc. - Class A         Common         577766108  $1,763,150   157,600    S       Sole      None          Sole
Metlife Inc              Common         59156R108  $7,568,187   289,000    S       Sole      None          Sole
Movado Group Inc.        Common         624580106  $2,345,625   135,000    S       Sole      None          Sole
NVR Inc.                 Common         62944T105    $405,000     5,000    S       Sole      None          Sole
National City Corp.      Common         635405103    $663,750    30,000    S       Sole      None          Sole
National Discount
  Brokers Group Inc.     Common         635646102  $1,856,250    60,000    S       Sole      None          Sole
Nationwide Financial
  Services Inc.          Common         638612101 $10,427,625   279,000    S       Sole      None          Sole
Nautica Enterprises Inc. Common         639089101  $3,758,344   290,500    S       Sole      None          Sole
Old Republic Inter-
  national Corp          Common         680223104 $22,337,219   928,300    S       Sole      None          Sole
PMI Group Inc.           Common         69344M101  $3,590,750    53,000    S       Sole      None          Sole
PNC Bank Corp.           Common         693475105 $11,407,500   175,500    S       Sole      None          Sole
Park Place Entertainment
   Corp.                 Common         700690100  $2,344,375   155,000    S       Sole      None          Sole
PartnerRe Ltd            Common          G685T105 $17,347,894   365,700    S       Sole      None          Sole
Pepsico Inc              Common         713448108  $6,729,800   146,300    S       Sole      None          Sole
Philadephia Consolidated
   Holding Co            Common         717528103  $8,558,750   410,000    S       Sole      None          Sole
Phillip Morris Companies
   Inc.                  Common         718154107 $14,730,525   500,400    S       Sole      None          Sole
Phillips Van Heusen
  Corp.                  Common         718592108  $4,963,406   481,300    S       Sole      None          Sole
Polo Ralph Lauren        Common         731572103  $3,387,862   210,100    S       Sole      None          Sole
Progressive Corp.        Common         743315103  $3,856,312    47,100    S       Sole      None          Sole
Providian Financial
  Corp.                  Common         74406A102 $16,065,500   126,500    S       Sole      None          Sole
Pulte Corp.              Common         745867101  $3,135,000    95,000    S       Sole      None          Sole
Quaker Oats Co.          Common         747402105  $4,431,000    56,000    S       Sole      None          Sole
Quiksilver Inc.          Common         74838C106 $11,411,400   592,800    S       Sole      None          Sole
Radian Group Inc.        Common         750236101  $5,886,000    87,200    S       Sole      None          Sole
Renaissance Re Holdings
   Ltd                   Common         G7496G103 $15,875,681   248,300    S       Sole      None          Sole
Ryland Group Inc.        Common         783764103  $4,749,200   153,200    S       Sole      None          Sole
Safeco Inc               Common         786429100  $1,553,250    57,000    S       Sole      None          Sole
Sillicon Valley
  Bancshares             Common         827064106  $3,785,234    65,000    S       Sole      None          Sole
Sirius Satellite Radio
   Inc                   Common         82966U103  $2,775,937    52,500    S       Sole      None          Sole
Sketchers USA Inc.       Common         830566105  $1,058,750    70,000    S       Sole      None          Sole
St. Paul Companies Inc.  Common         792860108 $14,571,844   295,500    S       Sole      None          Sole


                                6




Stancorp Financial Group Common         852891100  $9,776,925   228,700    S       Sole      None          Sole
Standard Pacific Corp.   Common         85375C101  $5,347,800   297,100    S       Sole      None          Sole
Stein Mart Inc.          Common         858375108    $548,194    50,700    S       Sole      None          Sole
Steven Madden LTD.       Common         556269108  $1,505,925   174,600    S       Sole      None          Sole
Stillwell Financial Inc. Common         860861106  $4,611,000   106,000    S       Sole      None          Sole
T. Corp. Liberty Media   None
   Group                 Common         001957208  $4,455,000   247,500    S       Sole      None          Sole
Talbots Inc.             Common         874161102 $26,884,250   405,800    S       Sole      None          Sole
The Pepsi Bottling Group Common         713409100  $2,528,256    84,100    S       Sole      None          Sole
Thermo Electron Corp     Common         883556102  $6,169,800   237,300    S       Sole      None          Sole
Timberland Co.           Common         887100105  $3,042,200    74,200    S       Sole      None          Sole
Toll Brothers Inc.       Common         889478103  $3,193,437    92,900    S       Sole      None          Sole
Too Inc.                 Common         890333107  $4,377,125   184,300    S       Sole      None          Sole
US Bancorp               Common         902973106    $455,000    20,000    S       Sole      None          Sole
Ultimate Electronics
  Inc.                   Common         903849107  $4,482,625   109,000    S       Sole      None          Sole
Ultratech Stepper Inc.   Common         904034105  $1,962,837   122,200    S       Sole      None          Sole
Vans Inc.                Common         921930103  $5,358,187   348,500    S       Sole      None          Sole
Vesta Insurance Group
  Inc                    Common         925391104    $719,175   133,800    S       Sole      None          Sole
WFS Financial Inc.       Common         92923B106    $221,881    13,100    S       Sole      None          Sole
WR Berkley Corp.         Common         084670108  $2,039,187    59,000    S       Sole      None          Sole
Waddell & Reed Financial
   Inc.                  Common         930059100  $1,240,000    40,000    S       Sole      None          Sole
Washington Mutual Inc.   Common         939322103  $4,968,600   124,800    S       Sole      None          Sole
West Marine Inc.         Common         954235107    $297,000    36,000    S       Sole      None          Sole
Zions Bancorporation     Common         989701107  $1,426,823    27,900    S       Sole      None          Sole

                         Total                   $876,856,003
























                                                                7
02717001.AA8

